Cover	May 11, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2020
Entity File Number	001-07172
Entity Registrant Name	BRT APARTMENTS CORP.
Entity Central Index Key	0000014846
Entity Tax Identification Number	13-2755856
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	60 Cutter Mill Road
Entity Address, Address Line Two	Suite 303
Entity Address, City or Town	Great Neck
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11021
City Area Code	516
Local Phone Number	466-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BRT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false